Acquisition (Details 2) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Net revenue	$ 15,253,383	$ 28,485,470
LuckyTail [Member]
Net revenue	3,098,552	4,489,384
Cygnet [Member]
Net revenue	$ 12,154,831	$ 23,996,086